Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000
Previously Paid Amount	0.00
Total Fee Amount	6,905.00
Total Offset Amount	0.00
Net Fee	6,905.00
Narrative - Max Aggregate Offering Price	$ 50,000,000
Final Prospectus	true